IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and non-interest-bearing deposits with banks	$ 4,754	$ 3,840	$ 3,941	$ 4,088	$ 4,380
Interest-bearing deposits with banks	15,977	13,519
Securities	129,349	121,310
Cash collateral on securities borrowed	6,628	3,664
Securities purchased under resale agreements	57,276	56,111
Loans
Residential mortgages	209,792	208,652
Personal	42,960	43,651
Credit card	12,605	12,755
Business and government	129,539	125,798
Allowance for credit losses	(1,948)	(1,915)		(1,715)
Derivative instruments	25,251	23,895
Customers' liability under acceptances	9,505	9,167
Other assets	30,430
Total assets	672,118	651,604
Liabilities
Deposits	497,899	485,712
Obligations related to securities sold short	17,426	15,635
Cash collateral on securities lent	1,622	1,822
Obligations related to securities sold under repurchase agreements	57,140	51,801
Derivative instruments	25,380	25,113
Acceptances	9,568	9,188
Other liabilities	19,158
Subordinated indebtedness	4,695	4,684
Equity	39,230	38,580		$ 36,083
Total liabilities and equities	672,118	651,604
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	4,754
Interest-bearing deposits with banks	15,977
Securities	3,279
Cash collateral on securities borrowed	6,628
Securities purchased under resale agreements	33,765
Loans
Residential mortgages	1,844
Personal	715
Credit card	265
Business and government	14,343
Derivative instruments	2,999
Customers' liability under acceptances	8,172
Total assets	92,741	86,873
Liabilities
Deposits	22,406
Obligations related to securities sold short	17,426
Cash collateral on securities lent	1,622
Obligations related to securities sold under repurchase agreements	43,783
Derivative instruments	3,861
Acceptances	8,235
Other liabilities	22
Total liabilities and equities	97,355	88,803
Later than one months and not later than three months [member]
Assets
Securities	5,834
Securities purchased under resale agreements	16,572
Loans
Residential mortgages	5,633
Personal	729
Credit card	529
Business and government	5,752
Derivative instruments	2,842
Customers' liability under acceptances	1,302
Total assets	39,193	37,026
Liabilities
Deposits	32,533
Obligations related to securities sold under repurchase agreements	12,402
Derivative instruments	2,988
Acceptances	1,302
Other liabilities	45
Total liabilities and equities	49,270	43,539
3 - 6 months [member]
Assets
Securities	3,013
Securities purchased under resale agreements	4,470
Loans
Residential mortgages	14,760
Personal	1,179
Credit card	794
Business and government	6,667
Derivative instruments	1,593
Customers' liability under acceptances	29
Total assets	32,505	27,740
Liabilities
Deposits	41,824
Obligations related to securities sold under repurchase agreements	809
Derivative instruments	1,840
Acceptances	29
Other liabilities	67
Total liabilities and equities	44,569	44,607
6 - 9 months [Member]
Assets
Securities	2,505
Securities purchased under resale agreements	698
Loans
Residential mortgages	12,814
Personal	1,048
Credit card	794
Business and government	4,408
Derivative instruments	1,059
Customers' liability under acceptances	1
Total assets	23,327	26,478
Liabilities
Deposits	27,790
Obligations related to securities sold under repurchase agreements	146
Derivative instruments	1,316
Acceptances	1
Other liabilities	67
Total liabilities and equities	29,320	33,034
9 - 12 months [Member]
Assets
Securities	2,731
Securities purchased under resale agreements	220
Loans
Residential mortgages	10,417
Personal	1,099
Credit card	794
Business and government	6,024
Derivative instruments	2,064
Customers' liability under acceptances	1
Total assets	23,350	23,115
Liabilities
Deposits	26,384
Derivative instruments	2,216
Acceptances	1
Other liabilities	67
Total liabilities and equities	28,668	26,078
1 - 2 years [member]
Assets
Securities	14,299
Securities purchased under resale agreements	1,551
Loans
Residential mortgages	45,357
Personal	419
Credit card	3,177
Business and government	19,897
Derivative instruments	2,544
Total assets	87,244	78,483
Liabilities
Deposits	26,025
Derivative instruments	3,231
Other liabilities	264
Total liabilities and equities	29,520	31,643
2 - 5 years [member]
Assets
Securities	39,040
Loans
Residential mortgages	109,215
Personal	2,759
Credit card	6,252
Business and government	47,512
Derivative instruments	4,094
Customers' liability under acceptances		201,231
Total assets	208,872
Liabilities
Deposits	54,409
Derivative instruments	3,636
Other liabilities	649
Total liabilities and equities	58,694	54,407
Over five year [member]
Assets
Securities	26,990
Loans
Residential mortgages	9,352
Personal	3,011
Business and government	15,294
Derivative instruments	8,056
Customers' liability under acceptances		59,883
Total assets	62,703
Liabilities
Deposits	12,148
Derivative instruments	6,292
Other liabilities	477
Subordinated indebtedness	4,695
Total liabilities and equities	23,612	22,781
No specific maturity [member]
Assets
Securities	31,658
Loans
Residential mortgages	400
Personal	32,001
Business and government	9,642
Allowance for credit losses	(1,948)
Other assets	30,430
Total assets	102,183	110,775
Liabilities
Deposits	254,380
Other liabilities	17,500
Equity	39,230
Total liabilities and equities	$ 311,110	$ 306,712